Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Software and hosting costs	$ 6,000	$ 4,000	$ 19,000
Insurance	226,000	3,000	200,000
Other	139,000	34,000	180,000
Total prepaid expenses and other current assets	371,000	41,000	$ 399,000
Eos SENOLYTIXS Inc [Member]
Restructuring Cost and Reserve [Line Items]
Other	11,729
Legal retainer fees	75,000
Rent	108,202
Research projects	52,417
Consultants and professional fees	16,750
Total prepaid expenses and other current assets	$ 264,098